Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Institutional Money Market Fund))	0 Months Ended
Sep. 28, 2011
Class E
Average Annual Return:
1 Year	0.23%
Life of Class	2.48%
Inception Date	Oct. 03, 2006
Class L
Average Annual Return:
1 Year	0.17%
Life of Class	2.48%
Inception Date	Oct. 03, 2006
Class P
Average Annual Return:
1 Year	0.13%
Life of Class	1.92%
Inception Date	May 21, 2006